FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005
                Check here if Amendment |X|; Amendment Number: 1
                        This Amendment (Check only one):
                          |X| is a restatement
                          |_| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:         Stark Japan Management, LLC
Address:      3600 South Lake Drive
              St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Daniel J. McNally
Title:        General Counsel
Phone:        (414) 294-7000

Signature, Place and Date of Signing:

  /s/  Daniel J. McNally            St. Francis, Wisconsin         May 19, 2006
---------------------------        ------------------------       --------------
         (Signature)                    (City, State)                  (Date)

Stark Japan Management, LLC did not hold management discretion over any reportable 13F securities during the 2005 calendar year and, therefore, was not required to file a Form 13F for the period ended December 31, 2005. Stark Japan Management, LLC discontinued providing investment services as of December 23, 2005 and was dissolved on March 21, 2006. Therefore, Stark Japan Management, LLC need not continue making Form 13F filings and will not continue to do so.

Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     $0   (thousands)


List of Other Included Managers:            None